Financial Highlights	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Investment Company [Abstract]
Financial Highlights

8. Financial Highlights

	Three months ended March 31, 2025	Three months ended March 31, 2024
Per Unit Performance
(for a unit outstanding throughout the year)

Net asset value per unit at beginning of year	$30.43	$13.84

Net increase (decrease) in net assets resulting from operations
Net realized gain and change in unrealized appreciation on investment	(3.55)	9.48
Net investment loss	(0.10)	(0.06)
Net increase (decrease) in net assets resulting from operations	(3.65)	9.42

Net asset value per unit at end of year	$26.78	$23.26

Total return	11.99%	68.06%

Ratios to average net asset value
Expenses	1.29%	1.42%

Net investment loss	(1.29)%	(1.42)%

An individual Unitholder’s return, ratios, and per Unit performance may vary from those presented above based on the timing of Unit transactions. Total return and ratios to average NAV are calculated for the Unitholders taken as a whole.

8. Financial Highlights

	Year ended December 31, 2024	Year ended December 31, 2023
Per Unit Performance
(for a unit outstanding throughout the year)

Net asset value per unit at beginning of year	$13.84	$5.52

Net increase in net assets resulting from operations
Net realized gain and change in unrealized appreciation on investment	16.83	8.45
Net investment loss	(0.24)	(0.13)
Net increase in net assets resulting from operations	16.59	8.32

Net asset value per unit at end of year	$30.43	$13.84

Total return	119.87%	150.72%

Ratios to average net asset value
Expenses	1.16%	1.30%

Net investment loss	(1.16)%	(1.30)%

An individual Unitholder’s return, ratios, and per Unit performance may vary from those presented above based on the timing of Unit transactions. Total return and ratios to average net asset value are calculated for the Unitholders taken as a whole.